WARRANT LIABILITIES (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Jan. 07, 2021 USD ($) shares	Nov. 13, 2020 USD ($) $ / shares shares	Nov. 03, 2020 USD ($) shares	Jul. 15, 2020 USD ($) shares	Mar. 25, 2020 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 22, 2021 CNY (¥) shares	Jan. 07, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Nov. 30, 2020 CNY (¥)	Jul. 15, 2020 CNY (¥) shares	Mar. 15, 2020 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Sep. 25, 2019 USD ($) $ / shares shares	Sep. 25, 2019 CNY (¥) shares	Sep. 23, 2016 $ / shares shares	Feb. 29, 2016 CNY (¥)
Stock issued during period, shares, new issues				3,501,087	3,706,745
Proceeds from warrant exercises								¥ 219,667
Series C Redeemable Convertible Preferred Shares [Member]
Warrant issued										664,611	664,611
Class of warrant or right, exercise price of warrants or rights | $ / shares										$ 0.9404
Number of warrants exercised										26,042	26,042
Common Class A [Member]
Warrant issued										638,569	638,569
Series C Warrants [Member]
Warrants, fair value disclosure										$ 5,958	¥ 38,841
China Equities Hk Limited [Member] | Series C Redeemable Convertible Preferred Shares [Member]
Warrant issued																		661,376	661,376			661,376
Class of warrant or right, exercise price of warrants or rights | $ / shares																						$ 0.945
Warrants, fair value disclosure													$ 1,479	¥ 9,650				$ 384	¥ 2,679
Two Prc Onshore Investment Funds [Member] | Series E Redeemable Convertible Preferred Shares [Member]
Warrant issued			6,426,844	190,597	123,677											190,597	123,677	6,112,570	6,112,570	6,112,570	6,112,570
Class of warrant or right, exercise price of warrants or rights | $ / shares																				$ 2.45
Warrants, fair value disclosure			$ 2,472	$ 114											¥ 16,550	¥ 801		$ 291	¥ 2,030
Proceeds from warrant exercises | $			$ 15,000
Two Prc Onshore Investment Funds [Member] | Series F Redeemable Convertible Preferred Shares [Member]
Warrant issued	11,799,685											11,799,685	11,799,685	11,799,685
Warrants, fair value disclosure	$ 3,262											¥ 21,622	$ 3,262
Novo Investment Hk [Member]
Exercise price of warrants issued | $		$ 34,000
Novo Investment Hk [Member] | Series F Redeemable Convertible Preferred Shares [Member]
Warrant issued	11,799,685	11,799,685										11,799,685
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 2.8814
Warrants, fair value disclosure	$ 5,809											¥ 37,531	$ 5,809	¥ 37,903
Exercise price of warrants issued | $	$ 34,000
Temporary equity, par or stated value per share | $ / shares		$ 0.0001
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Term of debt																							2 years
Borrowing capacity | ¥																							¥ 40,000
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member] | Loan One From Prc Onshore Investment Funds [Member]
Loan amount to borrow | $																				$ 9,000
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member] | Loan Two From Prc Onshore Investment Funds [Member]
Loan amount to borrow | $																				$ 6,000
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member] | Two Loans From Prc Onshore Investment Funds [Member]
Loan amount to borrow | ¥																					¥ 106,092